Related Party Transactions Disclosure of transactions between related parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Total compensation	$ 30	$ 17	$ 24
Short-term employee benefits	13	11	14
Post-employment benefits	2	2	2
Termination benefits	2	0	0
Share-based payments	$ 13	$ 4	$ 8